Average Annual Total Returns - FidelitySAIConvertibleArbitrageFund-PRO - FidelitySAIConvertibleArbitrageFund-PRO - Fidelity SAI Convertible Arbitrage Fund	Apr. 01, 2025
Fidelity SAI Convertible Arbitrage Fund | Return Before Taxes
Average Annual Return:
Past 1 year	10.63%
Since Inception	9.14%	[1]
Fidelity SAI Convertible Arbitrage Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	8.07%
Since Inception	7.06%	[1]
Fidelity SAI Convertible Arbitrage Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	6.28%
Since Inception	6.10%	[1]
LB057
Average Annual Return:
Past 1 year	5.29%
Since Inception	5.35%
LB001
Average Annual Return:
Past 1 year	1.25%
Since Inception	4.79%

[1]	A From September 12, 2023 .